FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 28, 2013
Fair Value Disclosures [Abstract]
Financial Assets and Liabilities Measured at Fair Value on Recurring Basis
The following table presents the Company’s financial assets and liabilities that are measured at fair value on a recurring basis for each of the hierarchy levels (millions of dollars):

	Total Carrying Value	Level 1	Level 2
December 28, 2013:
Money market fund	$6.7	$6.7	$—
Derivative assets	$91.7	$—	$91.7
Derivatives liabilities	$212.3	$—	$212.3
December 29, 2012:
Money market fund	$68.0	$68.0	$—
Derivative assets	$99.0	$—	$99.0
Derivatives liabilities	$91.5	$—	$91.5

Summary of Company's Financial Instruments Carrying and Fair Values
The following table presents the carrying values and fair values of the Company's financial assets and liabilities, as well as the Company's debt, as of December 28, 2013 and December 29, 2012 (millions of dollars):

	December 28, 2013		December 29, 2012
	Carrying Value	Fair Value	Carrying Value	Fair Value
Other Investments	$14.8	$14.7	$—	$—
Derivative assets	$91.7	$91.7	$99.0	$99.0
Derivative liabilities	$212.3	$212.3	$91.5	$91.5
Long-term debt, including current portion	$3,809.3	$3,889.4	$3,536.9	$3,677.3